UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 152.6%

Security	Principal Amount (000’s omitted)	Value
Education — 11.1%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	$210	$232,927
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	1,675	2,020,720
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,125	1,345,702
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	388,307

		$3,987,656

Escrowed/Prerefunded — 2.6%
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	$210	$216,510
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	615	699,089

		$915,599

General Obligations — 19.7%
Massachusetts, 5.00%, 9/1/38(1)	$2,500	$2,905,175
Monmouth County Improvement Authority, 5.00%, 1/15/27	260	275,893
Ocean County, 3.00%, 9/1/35	915	882,288
Ocean County, 3.00%, 9/1/36	375	358,084
Ocean County, 4.00%, 9/1/30(1)	775	863,730
Ocean County, 5.00%, 9/1/28(1)	700	850,087
Ocean County, 5.00%, 9/1/28	10	12,144
Ocean County, 5.00%, 9/1/29(1)	725	877,272
Ocean County, 5.00%, 9/1/29	20	24,200

		$7,048,873

Hospital — 7.9%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$270,185
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	459,284
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	153,148
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	1,944,880

		$2,827,497

Insured – Education — 0.3%
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	$85	$85,143
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,040

		$105,183

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$644,378
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	342,883

		$987,261

Security	Principal Amount (000’s omitted)	Value
Insured – Escrowed/Prerefunded — 5.6%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,018,530
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,001,130

		$2,019,660

Insured – General Obligations — 9.4%
Irvington Township, (AGM), 0.00%, 7/15/26	$4,165	$3,345,411

		$3,345,411

Insured – Hospital — 4.3%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,500	$1,526,745

		$1,526,745

Insured – Lease Revenue/Certificates of Participation — 5.2%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,266,310
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	596,275

		$1,862,585

Insured – Special Tax Revenue — 6.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$938,690
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	420	327,671
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	836,192
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	268,084

		$2,370,637

Insured – Transportation — 4.0%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,000	$1,243,870
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	184,961

		$1,428,831

Insured – Water and Sewer — 6.8%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,150	$1,846,119
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	569,436

		$2,415,555

Senior Living/Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$693,293

		$693,293

Special Tax Revenue — 8.0%
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	$2,800	$2,859,780

		$2,859,780

Student Loan — 2.7%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$979,263

		$979,263

Transportation — 37.9%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	$1,150	$1,311,161
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37	20	22,803
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	3,125	3,508,375
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47	15	16,840
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,216,850

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	$2,675	$3,034,413
Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	3,750	4,249,237
South Jersey Transportation Authority, 5.00%, 11/1/39	200	213,292

		$13,572,971

Water and Sewer — 15.8%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	$3,750	$4,280,850
Passaic County Utilities Authority, 5.00%, 3/1/37	695	851,118
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	525,630

		$5,657,598

Total Tax-Exempt Investments — 152.6% (identified cost $52,402,011)		$54,604,398

Other Assets, Less Liabilities — (52.6)%		$(18,819,616)

Net Assets Applicable to Common Shares — 100.0%		$35,784,782

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 29.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 13.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,604,398	$—	$54,604,398
Total Investments	$—	$54,604,398	$—	$54,604,398

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On December 20, 2018, the shareholders of the Fund approved an Agreement and Plan of Reorganization providing for the reorganization of the Fund into the Eaton Vance Municipal Bond Fund. The transaction was completed as of the close of business on January 18, 2019.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019